Investment Strategy	Jan. 31, 2026
American Beacon Select Funds | American Beacon AHL Trend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by implementing a quantitative trading strategy and systematic investment process designed to capitalize on price trends (up and/or down) in a broad range of over 20 global markets including stock indices, bond indices, and currencies by utilizing derivative instruments. As the owner of a “long” position in a derivative instrument, the Fund may benefit from an increase in the price of the underlying investment and, as the owner of a “short” position, the Fund may benefit from a decrease in the price of the underlying investment.
The Fund invests primarily in derivatives, including futures contracts (including equity index futures, bond index futures, currency futures, government bond futures, and treasury  futures), and foreign currency forward contracts, including non-deliverable forwards (“NDFs”). Derivatives may be used for hedging purposes or for exposure to a market. The Fund expects that, under normal market conditions, the notional value of its derivatives exposure generally will exceed that of its net assets. In order to meet collateral requirements in connection with the Fund’s use of derivatives, for liquidity purposes, or to earn income, the  Fund may hold significant amounts of (1) U.S. Treasury securities, (2) foreign developed market sovereign short-term bonds issued by countries such as France, Germany, and Japan, (3) short-term investments, (4) cash, (5) cash equivalents, and (6) time deposits. The Fund’s investments in government securities may be zero coupon securities. The Fund will invest in  U.S. and non-U.S. currencies and instruments denominated in non-U.S. currencies. The Fund’s investments are generally made without restriction as to issuer, market capitalization, country, currency, or maturity. The Fund will have exposure to the U.S. and foreign developed markets. The Fund may have significant exposure to issuers located in, or with economic ties to, Europe and Japan. However, as the geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe and Japan may decline, and the Fund’s exposure to other geographic areas may increase.
The sub-advisor’s strategy is designed to provide an excess return with a stable level of volatility regardless of market conditions. The sub-advisor seeks to do this by using systematic algorithms (a mathematical model). An algorithm measures the degree of volatility in a particular market. If the market is turbulent, and returns are volatile, the algorithm will reduce exposure. Conversely, it will increase exposure, subject to risk limits, if the market is calm and volatilities are decreasing. This technique is called ‘volatility scaling’ and can be applied at various levels to achieve a balanced risk exposure through time, and across different asset classes. Volatility scaling aims to achieve a certain target level of volatility which is stable through time. The Fund has set an annualized volatility target of 15% of its net asset value (“NAV”). Volatility is defined as the annualized standard deviation of returns. It is important to note that both the short and long term realized volatility of the Fund can and will differ from the targeted volatility and can be dependent on prevailing market conditions.
The Fund seeks to gain exposure to the commodity futures markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). Generally, the Subsidiary invests primarily in commodity futures, but it may also invest in financial futures  and foreign currency forwards, including NDFs, fixed income securities, pooled investment vehicles, and other investments, certain of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary and the Fund, in the aggregate, will comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a “regulated investment company” under Subchapter  M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The sub-advisor employs computerized processes to identify investment opportunities across a wide range of markets around the world. Investment decisions are  executed via the sub-advisor’s proprietary execution strategy.  The investment decision  process is quantitative and primarily directional in nature, meaning that investment decisions are driven by mathematical models based on market trends and other historical relationships. It is underpinned by risk controls, ongoing research, and diversification guidelines. The Fund’s holdings may be frequently adjusted to reflect the sub-advisor’s assessment of changing risks, which could result in high portfolio turnover.
The cornerstone of the sub-advisor’s investment philosophy is that the financial markets exhibit trends and other inefficiencies. Trends are a manifestation of serial correlation in financial markets — the phenomenon whereby past price movements influence price behavior. Although price trends vary in their intensity, duration and frequency, they typically recur across sectors and markets. Trends are an attractive focus for active trading styles applied across a range of global markets. In implementing its investment program, the Fund may hold significant cash positions from time to time.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies primarily engaged in natural resources and natural resources-related businesses.
The Fund considers companies primarily engaged in natural resources and natural resources-related businesses to be those with a majority of assets, revenues or earnings, directly or indirectly through subsidiaries, from owning, producing, refining, processing, transporting, distributing, mining, exploring, storing, or otherwise handling natural resources, or from activities that directly rely on or support natural resources, such as producing food, delivering utilities, selling machines for natural resources uses, and deriving materials such as fertilizer, glass, paper and plastic. The Fund considers natural resources to generally include, but not be limited to, metals, agricultural products, timber, water, energy (including fossil fuel and renewable sources), and chemicals. The Fund invests more than 25% of its net assets, in aggregate, in companies primarily engaged in natural resources and natural resources-related industries. The Fund’s investments in equity securities may include common stocks, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”), non-voting depositary receipts (“NVDRs”), U.S. dollar-denominated foreign stocks traded on U.S. exchanges, and master limited partnerships.
Using a combination of top-down and bottom-up analysis, the Fund’s sub-advisor, GLG LLC, an indirect wholly owned subsidiary of Man Group plc, invests in companies with historical track records of capital appreciation. The sub-advisor may also invest in companies based upon a belief that they are poised to increase in value following an anticipated event, such as a merger or acquisition. The Fund typically sells a security when the reasons for buying it no longer apply in the sub-advisor’s view, when the company begins to show deteriorating fundamentals or poor relative performance, or when the sub-advisor believes a security has reached its full market value. The Fund may also sell a security to secure gains, limit losses or redeploy assets into more promising opportunities.
The Fund may have a focused portfolio ranging from 30 to 60 securities. The Fund may have significant exposure to the Energy and Materials sectors. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to these sectors may be lower at a future date, and the Fund’s exposure to other market sectors may be higher. The Fund principally invests in large and mid-capitalization companies, and to a lesser extent in small-capitalization companies. The Fund may invest in growth and value stocks. The Fund may invest without limitation in the United States and foreign developed and emerging market securities, and may have significant exposure to companies located in, or with economic ties to, Australia, Canada, Europe and the United Kingdom. However, as the geographic concentration of the Fund’s portfolio changes over time, the Fund’s exposure to Australia, Canada, Europe and the United Kingdom may decline, and the Fund’s exposure to other geographic areas may increase. The Fund’s investments in equity securities may be denominated in foreign currencies, and the Fund may invest directly in foreign currencies. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments that provide protection against U.S. inflation.
Inflation refers to a general rise in prices throughout the  U.S. economy, which the Fund will measure using the non-seasonally adjusted  U.S. City Average All Items Consumer Price Index for All Urban Consumers (the “CPI-U”) published monthly by the Bureau of Labor Statistics of the U.S. Department of Labor. The Fund seeks to provide investors with protection against the negative impact of inflation by generating positive returns when inflation is elevated and/or rising. For purposes of the 80% policy stated above, the Fund considers the following investments to provide protection against U.S. inflation:
■	inflation swaps;
■	options on U.S. interest rate swaps (“swaptions”);
■	U.S. Treasury Inflation-Protected Securities (“TIPS”); and
■	exchange-traded funds (“ETFs”) that themselves have policies to invest at least 80% of their assets in inflation-protected investments.
Investment Process
Ionic Capital Management LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”), utilizes a proprietary process to construct the Fund’s investment portfolio. In seeking to achieve its investment objective, the Fund invests in: (i) inflation swaps designed to increase in value when realized inflation or inflation expectations exceed the fixed-rate referenced in such inflation swaps; (ii) TIPS directly with varied maturities on a rolling basis and indirectly through ETFs; and (iii) swaptions designed to increase in value when inflationary environments lead to increases in nominal interest rates or interest rate expectations. In addition, under certain market conditions, the Sub-Advisor may choose to use interest rate swaps to hedge the Fund’s swaption exposure. The Fund may also invest in U.S. Treasury bills, notes, and bonds of varying maturities. Additionally, the Fund may invest in other ETFs that primarily invest in such U.S. Treasury securities. The Fund may sell an investment if the Sub-Advisor determines the investment is no longer in alignment with the Fund’s principal investment strategies, in response to changing market conditions or in response to Fund cash flows.
Inflation Swaps
Swaps are contracts where one party “swaps” one type of cash flow for a different type of cash flow. Inflation swaps are derivative instruments that trade over-the-counter, which means they trade in a broker-dealer network, as opposed to on a centralized exchange. The Fund will primarily enter into inflation swaps that reference the CPI-U. For these inflation swaps, one party agrees to pay to the other party the percentage increase in CPI-U during the term of the swap, while the other party agrees to pay back a fixed rate. This means the inflation swaps held by the Fund will typically increase in value if inflation increases. Likewise, inflation swaps held by the Fund will typically decrease in value if inflation decreases. The Sub-Advisor will primarily focus on 5-year, zero-coupon inflation swaps tied to the level of CPI-U that are designed to increase in value when realized inflation or inflation expectations exceed the fixed-rate referenced in those swaps.
Interest Rate Swaps and  Swaptions
Interest rate swaps are essentially the same as inflation swaps, except that the parties pay each other based on interest rate changes. The Fund will generally enter into interest rate swaps that exchange fixed-rate payments for floating-rate payments, with interest paid at fixed intervals (e.g., quarterly) or only on the expiration date. Further, the Fund will generally enter into interest rate swaps only when the Sub-Advisor seeks to hedge the Fund’s swaption exposure.
A  swaption is an option on a swap agreement that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” The Fund expects to focus on so-called “payer swaptions,” which give the owner (the Fund) the right to pay fixed-rate payments and, in exchange, receive floating rate payments.
Like inflation swaps, interest rate swaps and  swaptions are derivative instruments that trade over-the-counter. The Fund’s interest rate swaps and swaptions will be tied to the level of U.S. interest rates. This means that swaptions held by the Fund will typically increase in value if interest rates rise, and decrease in value if interest rates fall. The Fund will generally purchase swaptions with an expiration of one to three years, although the Fund may purchase swaptions with shorter or longer expirations.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
TIPS are marketable securities issued by the U.S. Treasury whose principal is adjusted based on changes in the CPI-U. With inflation (an increase in the CPI-U), the principal increases, and with deflation (a decrease in the CPI-U), the principal decreases. The relationship between TIPS and inflation affects both the principal amount paid when a TIPS instrument matures and the amount of interest that a TIPS instrument pays semi-annually. When a TIPS instrument matures, the principal paid is the greater of the CPI-U adjusted principal or the original principal. TIPS pay interest at a fixed rate. However, because the fixed rate is applied to the CPI-U adjusted principal, interest payments can vary in amount from one period to the next. If the rate of inflation increases, the interest payment increases. If the rate of inflation decreases, the interest payment decreases. The Fund may purchase TIPS of any maturity.
The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund’s holdings may be frequently adjusted, which could result in high portfolio turnover.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.